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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED FOR THE
QUARTER ENDING JUNE 30, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED, IS NO LONGER WARRANTED, OR HAS BEEN DENIED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |x|; Amendment Number: 1

This Amendment (Check only one.): |_| is a restatement.
                                  |x| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 12400 High Bluff Drive, Suite 600
         San Diego, CA 92130

13F File Number: 028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jay N. Sitlani
Title: Director of Operations
Phone: 858-704-3336
Signature, Place, and Date of Signing:


/s/ J. SITLANI San Diego,   California   11/14/07
-------------------------

Report Type (Check only one.):

|x|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   1

Form 13F Information Table Value Total:   $375,744

List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE

                         TITLE                VALUE    SHARES/                     INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER     OF CLASS    CUSIP    (X$1000)   PRN AMT   SH/PRN  PUT/CALL  DSCRETN  MANAGERS    SOLE     SHARED  NONE
---------------------  --------  ---------  --------  ---------  ------  --------  -------  --------  ---------  ------  ----
Capital One Financial     COM    14040H105  $375,744  4,790,207    SH                SOLE             4,790,207


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